Average Annual Total Returns - Nationwide Destination 2030 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2030 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2030 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2030 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	5.56%	8.15%	7.20%	3.56%	5.81%	5.34%	3.37%	5.79%	5.34%	11.77%	9.18%	7.56%	12.49%	10.00%	8.37%	12.17%	9.72%	8.09%	11.75%	9.19%	7.66%